Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Listed Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001683471
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 17, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jul. 17, 2020
Prospectus Date	rr_ProspectusDate	Feb. 26, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
TrueShares ESG Active Opportunities ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	TrueShares ESG Active Opportunities ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TrueShares ESG Active Opportunities ETF (ECOZ)
(the “Fund”)

July 17, 2020
Supplement to the Fund’s
Summary Prospectus dated February 27, 2020 and
Prospectus and Statement of Additional Information dated February 26, 2020, each as previously supplemented

The Fund is currently managed by TrueMark Investments, LLC, the Fund’s investment adviser (the “Adviser”), and effective July 17, 2020, Purview Investments, LLC serves as the Fund’s sub-adviser (the “Sub-Adviser”). Linda H. Zhang, Ph.D., CEO of the Sub-Adviser, and Jordan Waldrep, CFA, Chief Investment Officer for the Adviser, serve as the portfolio managers of the Fund. For more information about the Sub-Adviser, please see the Fund’s currently effective registration statement.

Supplement Closing [Text Block]	ck0001683471_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.
TrueShares ESG Active Opportunities ETF | TrueShares ESG Active Opportunities ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ECOZ